Other income - Summary of Other Income (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Government grants other income
generation based incentive	₨ 1,846	₨ 2,098	₨ 2,288
viability gap funding	32	37	39
Compensation for loss of revenue	431	89	379
Gain on sale of intangibles	0	219
Insurance claim	63	34	41
Fair value change of mutual fund (including realised gain)			272
Fair value gain on investment (refer note 54)	27		77
Income tax refund	160
Gain on derivative instruments designated as cash flow hedge (net)	16
Miscellaneous income	295	157	15
Total	₨ 2,870	₨ 2,634	₨ 3,111